Other equity instruments	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Other equity instruments

33 Other equity instruments

	Junior perpetual capital securities	Perpetual cumulative subordinated bonds	Share options and incentive plans [1]	Non-cumulative subordinated notes	Total
At January 1, 2018	3,008	454	61	271	3,794
Shares granted	-	-	16	-	16
Shares vested	-	-	(19)	-	(19)
Securities redeemed	(200)	-	-	(271)	(471)
At December 31, 2018	2,808	454	58	-	3,320

At January 1, 2017	3,008	454	65	271	3,797
Shares granted	-	-	26	-	26
Shares vested	-	-	(30)	-	(30)
At December 31, 2017	3,008	454	61	271	3,794

At January 1, 2016	3,008	454	68	271	3,800
Shares granted	-	-	13	-	13
Shares vested	-	-	(16)	-	(16)
At December 31, 2016	3,008	454	65	271	3,797

[1]	Share options and incentive plans include the shares and options granted to personnel which are not yet vested.

Junior perpetual capital securities	Coupon rate	Coupon date, as of	Year of next call	2018	2017	2016
USD 500 million	6.50%	Quarterly, December 15	2019	424	424	424
USD 250 million	floating LIBOR rate [1]	Quarterly, December 15	2019	212	212	212
USD 500 million	floating CMS rate [2]	Quarterly, July 15	2019	402	402	402
USD 1 billion	6.375%	Quarterly, June 15	2019	821	821	821
EUR 950 million	floating DSL rate [3]	Quarterly, July 15	2019	950	950	950
EUR 200 million	6.0%	Annually, July 21	Called in 2018	-	200	200
At December 31				2,808	3,008	3,008

[1]

The coupon of the USD 250 million junior perpetual capital securities is reset each quarter based on the then prevailing three-month LIBOR yield plus a spread of 87.5 basis points, with a minimum of 4%.

[2]

The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year US dollar interest rate swap yield plus a spread of ten basis points, with a maximum of 8.5%.

[3]

The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year Dutch government bond yield plus a spread of ten basis points, with a maximum of 8%.

The interest rate exposure on some of these securities has been swapped to a three-month LIBOR and/or EURIBOR based yield.

The securities have been issued at par. The securities have subordination provisions, rank junior to all other liabilities and senior to shareholders’ equity only. The conditions of the securities contain certain provisions for optional and required coupon payment deferral and, in situations under Aegon’s control, mandatory coupon payment events. Although the securities have no stated maturity, Aegon has the right to call the securities for redemption at par for the first time on the coupon date in the years as specified, or on any coupon payment date thereafter.

Perpetual cumulative subordinated bonds	Coupon rate	Coupon date	Year of next call	2018	2017	2016
EUR 203 million	4.260% [1,4]	Annual, March 4	2021	203	203	203
EUR 114 million	1.506% [2,4]	Annual, June 8	2025	114	114	114
EUR 136 million	1.425% [3,4]	Annual, October 14	2028	136	136	136
At December 31				454	454	454

[1]	The coupon of the EUR 203 million bonds was originally set at 7.125% until March 4, 2011. Subsequently, the coupon has been reset at 4.26% until March 4, 2021.
[2]	The coupon of the EUR 114 million bonds was originally set at 8% until June 8, 2005. Subsequently, the coupon has been reset at 4.156% until June 8, 2015 and 1.506% until June 8, 2025.
[3]	The coupon of the EUR 136 million bonds was originally set at 7.25% until October 14, 2008. Subsequently, the coupon has been reset at 5.185% until October 14, 2018 and 1.425% until October 14, 2028.
[4]

If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year Dutch government securities plus a spread of 85 basis points.

The bonds have the same subordination provisions as dated subordinated debt. In addition, the conditions of the bonds contain provisions for interest deferral.

Although the bonds have no stated maturity, Aegon has the right to call the bonds for redemption at par for the first time on the coupon date in the year of next call.

Non-cumulative subordinated notes	Coupon rate	Coupon date	Year of next call	2018	2017	2016
USD 525 million	8%	Quarterly, February 15	Called in 2018	-	271	271
At December 31				-	271	271

With effect on May 15, 2018, Aegon has exercised its right to redeem USD 525 million non-cumulative subordinated notes, subsequently leading to their redemption. The securities had a stated maturity of 30 years, however, Aegon had the right to call the securities for redemption at par on any coupon payment date.

The non-cumulative subordinated notes were initially issued on February 7, 2012, in aggregate principal amount of 8.00%, due 2042, in an underwritten public offering in the United States registered with the US Securities and Exchange Commission.

The securities were subordinated and rank senior to the junior perpetual capital securities, equally with the perpetual cumulative subordinated bonds and fixed floating subordinated notes, and junior to all other liabilities. The conditions of the securities contained certain provisions for optional and required cancellation of interest payments.

These notes were recognized as compound financial instruments and separated into an equity component and a liability component. Prior to redemption, the equity component had a book value of EUR 271 million (2017: EUR 271 million), subordinated borrowings amounted to EUR 68 million (2017: EUR 69 million) and a deferred tax liability amounting to EUR 89 million (2017: EUR 92 million).

Refer to note 34 Subordinated borrowings for details of the component classified as subordinated borrowings.

Aegon N.V [member]
Statement [LineItems]
Other equity instruments

14 Other equity instruments

	Junior perpetual capital securities	Perpetual cumulative subordinated bonds	Share options and incentive plans 1)	Non-cumulative subordinated notes	Total
At January 1, 2018	3,008	454	61	271	3,794

Shares granted	-	-	16	-	16

Shares vested	-	-	(19)	-	(19)

Securities redeemed	(200)	-	-	(271)	(471)
At December 31, 2018	2,808	454	58	-	3,320

At January 1, 2017	3,008	454	65	271	3,797

Shares granted	-	-	26	-	26

Shares vested	-	-	(30)	-	(30)
At December 31, 2017	3,008	454	61	271	3,794

[1]	Share options and incentive plans include the shares and options granted to personnel which are not yet vested.

Junior perpetual capital securities	Coupon rate	Coupon date, as of	Year of next call	2018	2017
USD 500 million	6.50%	Quarterly, December 15	2019	424	424

USD 250 million	floating LIBOR rate [1]	Quarterly, December 15	2019	212	212

USD 500 million	floating CMS rate [2]	Quarterly, July 15	2019	402	402

USD 1 billion	6.375%	Quarterly, June 15	2019	821	821

EUR 950 million	floating DSL rate [3]	Quarterly, July 15	2019	950	950

EUR 200 million	6.0%	Annually, July 21	Called in 2018	-	200
At December 31				2,808	3,008

[1]

The coupon of the USD 250 million junior perpetual capital securities is reset each quarter based on the then prevailing three-month LIBOR yield plus a spread of 87.5 basis points, with a minimum of 4%.

[2]

The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year US dollar interest rate swap yield plus a spread of ten basis points, with a maximum of 8.5%.

[3]

The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year Dutch government bond yield plus a spread of ten basis points, with a maximum of 8%.

The interest rate exposure on some of these securities has been swapped to a three-month LIBOR and/or EURIBOR based yield.

The securities have been issued at par. The securities have subordination provisions, rank junior to all other liabilities and senior to shareholders’ equity only. The conditions of the securities contain certain provisions for optional and required coupon payment deferral and, in situations under Aegon’s control, mandatory coupon payment events. Although the securities have no stated maturity, Aegon has the right to call the securities for redemption at par for the first time on the coupon date in the years as specified, or on any coupon payment date thereafter.

Perpetual cumulative subordinated bonds	Coupon rate	Coupon date	Year of next call	2018	2017
EUR 203 million	4.260% 1, [4]	Annual, March 4	2021	203	203

EUR 114 million	1.506% 2, [4]	Annual, June 8	2025	114	114

EUR 136 million	1.425% 3, [4]	Annual, October 14	2028	136	136
At December 31				454	454

[1]	The coupon of the EUR 203 million bonds was originally set at 7.125% until March 4, 2011. Subsequently, the coupon has been reset at 4.26% until March 4, 2021.
[2]	The coupon of the EUR 114 million bonds was originally set at 8% until June 8, 2005. Subsequently, the coupon has been reset at 4.156% until June 8, 2015 and 1.506% until June 8, 2025.
[3]	The coupon of the EUR 136 million bonds was originally set at 7.25% until October 14, 2008. Subsequently, the coupon has been reset at 5.185% until October 14, 2018 and 1.425% until October 14, 2028.
[4]

If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year Dutch government securities plus a spread of 85 basis points.

The bonds have the same subordination provisions as dated subordinated debt. In addition, the conditions of the bonds contain provisions for interest deferral.

Although the bonds have no stated maturity, Aegon has the right to call the bonds for redemption at par for the first time on the coupon date in the year of next call.

Non-cumulative subordinated notes	Coupon rate	Coupon date, as of	Year of next call	2018	2017
USD 525 million	8%	Quarterly, February 15	Called in 2018	-	271
At December 31				-	271

With effect May 15, 2018, Aegon has exercised its right to redeem USD 525 million non-cumulative subordinated notes, subsequently leading to their redemption. The securities had a stated maturity of 30 years, however, Aegon had the right to call the securities for redemption at par on any coupon payment date.

The non-cumulative subordinated notes were initially issued on February 7, 2012, in aggregate principal amount of 8.00%, due 2042, in an underwritten public offering in the United States registered with the US Securities and Exchange Commission.

The securities were subordinated and ranked senior to the junior perpetual capital securities, equally with the perpetual cumulative subordinated bonds and fixed floating subordinated notes, and junior to all other liabilities. The conditions of the securities contained certain provisions for optional and required cancellation of interest payments.

These notes were recognized as compound financial instruments and separated into an equity component and a liability component. Prior to redemption, the equity component had a book value of EUR 271 million (2017: EUR 271 million), subordinated borrowings amounted to EUR 68 million (2017: EUR 69 million) and a deferred tax liability amounting to EUR 89 million (2017: EUR 92 million).

Refer to note 15 Subordinated borrowings for details of the component classified as subordinated borrowings.